Tax-related balances - Summary Of Tax Credit And Other Receivables Payables (Detail) - EUR (€) € in Thousands	Jun. 30, 2026		Dec. 31, 2025
Major components of tax expense (income) [abstract]
VAT receivables	€ 4,347		€ 1,857
Government Grant receivables	594		607
Income tax credit receivables (short term)	1,027		1,027
Income tax credit receivables (long term)	3,522		4,639
Other tax receivable	129		130
Total	9,619		8,260
VAT payable	3,203		2,980
Social Security payable	1,687		2,146
Personal Income Tax payable	2,511		1,804
Deferred tax liability	2,309	[1]	2,675
Total	€ 9,710		€ 9,605

[1]	Unaudited